Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings (Loss) Per Share
16.	Earnings (Loss) Per Share

Basic earnings (loss) per share is computed utilizing the two-class method, and is calculated based on weighted-average number of ordinary shares outstanding during the periods presented. Diluted earnings (loss) per share is computed using the weighted-average number of ordinary and ordinary equivalent shares outstanding during the periods utilizing the two-class method for nonvested restricted shares, warrants and options.

Certain unvested awards issued under the Tronox Limited Management Equity Incentive Plan and the T-Bucks Employee Participation Plan contain non-forfeitable rights to dividends declared on Class A Shares. Any unvested shares that participate in dividends are considered participating securities and are included in the Company’s computation of basic and diluted earnings per share using the two-class method, unless the effect of including such shares would be antidilutive. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of ordinary shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

The computation of basic and diluted loss per share for the periods indicated is as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Numerator—Basic and Diluted:
Net Loss	$(1)	$(46)
Less: Income attributable to noncontrolling interest	12	24

Undistributed loss	(13)	(70)
Percentage allocated to ordinary shares	100%	100%

Undistributed loss allocated to ordinary shares	(13)	(70)

Loss available to ordinary shares	$(13)	$(70)

Denominator—Basic and Diluted
Weighted-average ordinary shares (in thousands)	113,390	113,354

Loss per Share(1):
Basic loss per Share	$(0.11)	$(0.62)

Diluted loss per Share	$(0.11)	$(0.62)

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The computation of basic and diluted earnings per share for the periods indicated is as follows:

	Three Months Ended June 30, 2012	Six Month Ended June 30, 2012
Numerator—Basic and Diluted:
Net Income	$1,144	$1,230
Less: Dividends declared	(32)	(32)

Undistributed earnings	1,112	1,198
Percentage allocated to ordinary shares	99.5%	99.5%

Undistributed earnings allocated to ordinary shares	1,106	1,192
Add: Dividends declared allocated to common shares	32	32

Earnings available to ordinary shares	$1,138	$1,224

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	84,528	79,960
Add: Effect of Dilutive Securities:
Restricted stock	46	98
Warrants	2,956	2,963
Options	5	—

Denominator—Dilutive	87,535	83,021

Earnings per Share(1):
Basic earnings per Share	$13.46	$15.31

Diluted earnings per Share	$13.00	$14.74

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

In computing diluted earnings (loss) per share under the two-class method, the Company considered potentially dilutive shares. At June 30, 2013, 2,064,523 options with an average exercise price of $20.61, 357,570 Series A Warrants and 465,465 Class B Warrants, with exercise prices of $60.39 and $66.65, respectively, and 295,607 restricted stock units, with an average price of $20.99 were not recognized in the diluted earnings per share calculation as they were anti-dilutive. For the three and six months ended June 30, 2012, 308,255 options and 653,225 options, respectively, with average exercise prices of $28.02 and $24.84, respectively, were not recognized in the diluted earnings per share calculation as they were anti-dilutive.

18. Earnings Per Share

Basic earnings per share is computed utilizing the two-class method, and is calculated based on weighted-average number of ordinary shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of ordinary and ordinary equivalent shares outstanding during the periods utilizing the two-class method for nonvested restricted shares, warrants and options.

Certain unvested awards issued under the Tronox Limited Management Equity Incentive Plan and the T-Bucks Employee Participation Plan, as further discussed in Note 19, contain non-forfeitable rights to dividends declared on Class A Shares. Any unvested shares that participate in dividends are considered participating securities, and are included in the Company’s computation of basic and diluted earnings per share using the two-class method, unless the effect of including such shares would be antidilutive. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of ordinary shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings.

The following table sets forth the number of shares utilized in the computation of basic and diluted earnings per share from continuing operations for the periods indicated. The weighted average shares outstanding, potentially dilutive shares, earnings per share and anti-dilutive shares of the Successor have been restated to affect the 5-for-1 share split discussed in Note 15.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Numerator—Basic and Diluted:
Income from Continuing Operations	$1,133	$242	$631	$5
Add: Loss attributable to noncontrolling interest	1	—	—	—
Less: Dividends paid	(61)	—	—	—

Undistributed earnings	1,073	242	631	5
Percentage allocated to ordinary shares	99.26%	100%	100%	100%

Undistributed earnings allocated to ordinary shares	1,065	242	631	5
Add: Dividends paid allocated to ordinary shares	60	—	—	—

Earnings available to ordinary shares	$1,125	$242	$631	$5

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	98,985	74,905	41,311	41,232
Add: Effect of Dilutive Securities:
Restricted stock	49	275	88	151
Warrants	2,372	2,895	—	—
Options	—	20	—	—

Denominator—Dilutive	101,406	78,095	41,399	41,383

Earnings per Share:
Basic earnings per Share(1)	$11.37	$3.22	$15.28	$0.11

Diluted earnings per Share(1)	$11.10	$3.10	$15.25	$0.11

(1)	The basic and diluted earnings per share amounts were computed from exact, not rounded, income and share information.

In computing diluted earnings per share under the two-class method, the Company considered potentially dilutive shares. For the year ended December 31, 2012, 528,759 options with an average exercise price of $25.16 were not recognized in the diluted earnings per share calculation as they were antidilutive. For the one month ended January 31, 2011, 1,152,408 options with an average exercise price of $9.54 were anti-dilutive because they were not “in the money.”

During 2012, the Company created the T-Bucks Employee Purchase Plan for the benefit of certain employees at Tronox subsidiaries in South Africa. Shares held by the Trust are not considered outstanding for purposes of computing earnings per share. See Note 19 for additional information on the T-Bucks Employee Purchase Plan.